Commitments and Contingencies Commitments and Contingencies - Income Tax Reserve (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Liability for Uncertain Tax Positions, Noncurrent	$ 0.9
Deferred Rent Credit, Current	$ 0.3